Note 4 - Vessels, Net (Details Textual) - USD ($)						12 Months Ended
	Sep. 08, 2022	Apr. 18, 2022	Jan. 12, 2022	Aug. 16, 2021	May 06, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payments to Acquire Vessel						$ 37,786,324	$ 36,823,327	$ 611,106
Gain (Loss) on Disposition of Property Plant Equipment, Total						2,856,525	(0)	$ (0)
Smart Bunkers Monitoring Systems [Member]
Vessel Improvements						220,000	$ 40,000.00
Water Ballast Treatment Systems [Member]
Vessel Improvements						610,000
M/V Blessed Luck [Member]
Payments to Acquire Vessel					$ 12,127,945
M/V Good Heart [Member]
Payments to Acquire Vessel				$ 24,673,602
M/V Molyvos Luck [Member]
Payments to Acquire Vessel			$ 21,214,125
M/V Santa Cruz [Member]
Payments to Acquire Vessel		$ 15,754,264
M/V Pantelis [Member]
Proceeds From Sale of Vessel	$ 9,372,443
Gain (Loss) on Disposition of Property Plant Equipment, Total						$ 2,856,525